ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS	ORGANIZATION AND DESCRIPTION OF BUSINESS
Basis of Presentation
Waldencast and its consolidated subsidiaries (the “Company”) has prepared the accompanying condensed consolidated financial statements pursuant to generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).
In the Company's opinion, all adjustments considered necessary for a fair presentation have been included. These statements omit certain information and footnote disclosures required for complete annual financial statements and, therefore, should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2024. Results of operations for the period ended June 30, 2025 are not necessarily indicative of the expected results for the remainder of the fiscal year.
Certain prior year amounts in the consolidated financial statements and notes have been reclassified to conform to current year presentation. These reclassifications had no effect on net income or loss, total assets, or shareholders’ equity. These include reclassifying research and development costs into selling, general and administrative costs and reclassifying gondolas into furniture and fixtures. Specifically, $1.8 million of research and development costs previously reported as “Research and development” for the six months ended June 30, 2024, has been reclassified to “Selling, General and Administrative costs” to better reflect the nature of these expenses. Additionally, $8.2 million of gondolas, previously reported as “gondolas” for the six months ended June 30, 2024, has been reclassified to “Furniture and fixture” to better reflect the nature of this property and equipment. Comparative amounts in the condensed consolidated statements of income and supplemental balance sheet disclosures have been adjusted accordingly.
Unless the context requires otherwise, the “Company”, “we”, or “our” refers to Waldencast together with its consolidated subsidiaries.